Employee benefit costs (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Summary of Employee Benefit Costs

	Note	2024 £m	2023 £m	2022 £m
Wages and salaries		2,424	2,263	2,553
Social security costs		218	219	201
Other pension and retirement benefit costs	15	115	108	133
Share-based payments - equity and cash-settled	28	74	74	85
		2,831	2,664	2,972